Description of the Business - Narrative (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 17, 2022	Nov. 14, 2022	Feb. 26, 2021	Feb. 23, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2023	Dec. 30, 2022	Oct. 25, 2022	Aug. 16, 2022	Aug. 08, 2022
Organization and Business Operations (Details) [Line Items]
Warrant, exercise price (in dollars per share)					$ 11.5
Assets under management					$ 66,700,000,000
Warrant, expiration period (in years)					5 years
Warrant redemption price (in dollars per share)					$ 0.01
Issuance of shares - exercise of warrants					$ 5,416,000
Additional Paid-in Capital
Organization and Business Operations (Details) [Line Items]
Issuance of shares - exercise of warrants					$ 5,416,000
Umbrella [Member]
Organization and Business Operations (Details) [Line Items]
Voting interest acquired (in percent)								51.00%
Umbrella [Member] | T W M H And T I G Shareholders [Member]
Organization and Business Operations (Details) [Line Items]
Voting interest acquired (in percent)								49.00%
Umbrella [Member] | T W M H T I G And Alvarium [Member]
Organization and Business Operations (Details) [Line Items]
Voting interest acquired (in percent)								100.00%
Class A shares
Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.01	$ 0.01
Common Stock, Shares, Outstanding					57,916,649	57,916,649
Total voting power (in percent)					51.00%
Warrant redemption, minimum share price (in dollars per share)					$ 18
Issuance of shares - exercise of warrants (in shares)					428,626
Common Class B [Member]
Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.01	$ 0.01		$ 0.0001
Common Stock, Shares, Outstanding					55,032,961	55,032,961		55,032,961
Total voting power (in percent)					49.00%
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Organization and Business Operations (Details) [Line Items]
Gross proceeds							$ 345,000,000
Deferred underwriting commission		$ 4,275,000
Public shares redeem percentage			100.00%			100.00%
Public share price per share (in Dollars per share)						$ 10
Interest expenses						$ 100,000
Public per share (in Dollars per share)						$ 10
Working capital deficit						$ 7,919,107
Operating bank account						$ 85,540
Common stock par value (in Dollars per share)									$ 0.0001
Common Stock, Shares, Issued	43,125,000
Common Stock, Shares, Outstanding	43,125,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Issuance of shares - exercise of warrants
Organization and Business Operations (Details) [Line Items]
Percentage Of Excise Tax On Repurchases Of Stock											1.00%
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Earnout Shares Payable To Twmh [Member]
Organization and Business Operations (Details) [Line Items]
Business combination contingent consideration payable in shares										1,050,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Business Combination Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Business combination earnout shares consideration												2,100,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | A And R Business Combination Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of shares subject to restriction in transfer										100.00%
Percentage of shares subject to restriction in transfer one										50.00%
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | A And R Business Combination Agreement [Member] | Earnout Shares Payable To Tig Entities [Member]
Organization and Business Operations (Details) [Line Items]
Business combination contingent consideration payable in shares										1,050,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | A And R Business Combination Agreement [Member] | Alvarium [Member]
Organization and Business Operations (Details) [Line Items]
Fees payable in case of termination of agreement										$ 5,500,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | A And R Business Combination Agreement [Member] | TWMH And TIG [Member]
Organization and Business Operations (Details) [Line Items]
Fees payable in case of termination of agreement										$ 11,000,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)				34,500,000		8,900,000
Price per share (in Dollars per share)				$ 10		$ 1
Gross proceeds				$ 345,000,000
Gross proceeds						$ 8,900,000
Transaction costs						19,540,060
Underwriting commission						6,900,000
Deferred underwriting commission						12,075,000
Other offering cost						$ 565,060
Net offering proceeds			$ 345,000,000
Price per warrant (in Dollars per share)			$ 10
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class A shares
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5
Common stock par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued						0	0
Common Stock, Shares, Outstanding						0	0
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class A shares | A And R Business Combination Agreement [Member] | Spac Class A Common Stock [Member] | Post Business Combination Equity Incentive Plan [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares reserved for future issuance										11,788,132
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class A shares | A And R Business Combination Agreement [Member] | Spac Class A Common Stock [Member] | Post Business Combination Employee Stock Purchase Plan [Member]
Organization and Business Operations (Details) [Line Items]
Common stock shares reserved for future issuance										1,813,559
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class A shares | PIPE Subscription Agreements [Member] | PIPE Investor [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)										$ 9.8
Common Stock, Value, Subscriptions										$ 164,999,807
Common Stock, Shares Subscribed but Unissued										16,936,715
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Common Class B [Member]
Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common Stock, Shares, Issued						8,625,000	8,625,000
Common Stock, Shares, Outstanding						8,625,000	8,625,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	33,707,929
Percentage Of Voting Power Of Ordinary Shares	78.163%